INCOME TAXES - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax provision at the federal statutory rate of 35%			$ 62,785	$ 75,472	$ 65,535
Change in tax reserves, net			(595)	(283)	(4,524)
State income taxes, net of effect of federal tax benefit			3,626	3,826	2,814
Foreign income taxed at a different statutory rate			(2,699)	(975)	(976)
Non-taxable contingent consideration fair value adjustments			(3,898)	(4,439)	0
Non-taxable foreign currency exchange gains			(3,776)	(4,107)	0
Other, net			3,455	(2,217)	(2,233)
Income tax provision	$ 5,145	$ 8,288	$ 58,898	$ 67,277	$ 60,616
Federal statutory income tax rate (percentage)	35.00%	35.00%	35.00%	35.00%	35.00%